Incorporated herein by reference is a supplement to the prospectus of Massachusetts Investors Trust (File No. 002-11401), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000438).